Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Per Share [Abstract]
Anti-dilutive include restricted share	$ 184,133	$ 813,609	$ 1,302,476